Quarterly Holdings Report
for
Fidelity® Disruptive Finance ETF
February 28, 2025
DRF-NPRT3-0425
1.9907230.101
Common Stocks - 98.4%
	Shares	Value ($)
BRAZIL - 1.7%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (a)	213	451,958
Financials - 0.8%
Banks - 0.8%
NU Holdings Ltd/Cayman Islands Class A (a)	35,465	381,249
TOTAL BRAZIL		833,207
ITALY - 2.9%
Financials - 2.9%
Banks - 2.9%
FinecoBank Banca Fineco SpA	77,365	1,441,372
NETHERLANDS - 4.3%
Financials - 4.3%
Financial Services - 4.3%
Adyen NV (a)(b)(c)	1,176	2,124,131
NORWAY - 2.3%
Financials - 2.3%
Banks - 2.3%
DNB Bank ASA	49,345	1,134,690
SINGAPORE - 3.5%
Financials - 3.5%
Banks - 3.5%
DBS Group Holdings Ltd	50,063	1,700,316
UNITED KINGDOM - 8.5%
Financials - 8.5%
Capital Markets - 3.1%
London Stock Exchange Group PLC	10,006	1,490,877
Financial Services - 2.0%
Wise PLC Class A (a)	77,526	967,885
Insurance - 3.4%
Beazley PLC	54,524	601,154
Hiscox Ltd	71,984	1,073,907
		1,675,061
TOTAL UNITED KINGDOM		4,133,823
UNITED STATES - 73.4%
Financials - 65.7%
Banks - 1.0%
Pathward Financial Inc	6,368	493,584
Capital Markets - 19.4%
Ares Management Corp Class A	3,943	674,016
Blackrock Inc	2,530	2,473,784
Blue Owl Capital Inc Class A	44,963	968,053
Cboe Global Markets Inc	3,676	774,901
Coinbase Global Inc Class A (a)	3,562	768,038
Intercontinental Exchange Inc	9,182	1,590,598
MarketAxess Holdings Inc	2,160	416,426
MSCI Inc	865	510,791
Tradeweb Markets Inc Class A	5,688	769,985
Virtu Financial Inc Class A	13,976	510,963
		9,457,555
Consumer Finance - 7.5%
Ally Financial Inc	11,646	432,067
Capital One Financial Corp	13,623	2,732,093
NerdWallet Inc Class A (a)	47,082	480,236
		3,644,396
Financial Services - 34.5%
Affirm Holdings Inc Class A (a)	11,127	713,797
Apollo Global Management Inc	15,935	2,378,617
AvidXchange Holdings Inc (a)	194,367	1,477,189
Block Inc Class A (a)	21,479	1,402,579
Fiserv Inc (a)	4,309	1,015,588
Flywire Corp (a)	92,447	1,053,896
Mastercard Inc Class A	4,818	2,776,662
PennyMac Financial Services Inc	4,710	488,192
Repay Holdings Corp Class A (a)(d)	42,333	305,221
Shift4 Payments Inc Class A (a)(d)	4,453	439,734
Toast Inc Class A (a)	34,794	1,343,048
UWM Holdings Corp Class A	50,983	320,173
Visa Inc Class A	8,612	3,123,659
		16,838,355
Insurance - 3.3%
Baldwin Insurance Group Inc/The Class A (a)(d)	39,238	1,614,251
TOTAL FINANCIALS		32,048,141

Industrials - 4.3%
Professional Services - 4.3%
Equifax Inc	6,286	1,541,327
Verisk Analytics Inc	1,911	567,395
		2,108,722
Information Technology - 2.5%
Software - 2.5%
BILL Holdings Inc (a)	5,909	326,177
MicroStrategy Inc Class A (a)	1,808	461,817
Pagaya Technologies Ltd Class A (a)(d)	33,379	428,253
		1,216,247
Real Estate - 0.9%
Residential REITs - 0.9%
American Homes 4 Rent Class A	11,931	441,566
TOTAL UNITED STATES		35,814,676
URUGUAY - 1.8%
Financials - 1.8%
Financial Services - 1.8%
Dlocal Ltd/Uruguay Class A (a)(d)	92,793	886,637
TOTAL COMMON STOCKS (Cost $36,177,851)		48,068,852

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.35	768,280	768,434
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	1,609,269	1,609,430
TOTAL MONEY MARKET FUNDS (Cost $2,377,864)			2,377,864

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $38,555,715)	50,446,716
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(1,577,470)
NET ASSETS - 100.0%	48,869,246

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $2,124,131 or 4.3% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,124,131 or 4.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	84,627	1,895,949	1,212,143	8,288	1	-	768,434	768,280	0.0%
Fidelity Securities Lending Cash Central Fund	1,661,325	25,695,469	25,747,364	6,960	-	-	1,609,430	1,609,269	0.0%
Total	1,745,952	27,591,418	26,959,507	15,248	1	-	2,377,864	2,377,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.